Cover	Sep. 20, 2022
Cover [Abstract]
Entity Registrant Name	GZ6G TECHNOLOGIES CORP.
Entity Central Index Key	0001286648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 20, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-51007
Entity Tax Identification Number	20-0452700
Entity Address Address Line 1	8925 West Post Road
Entity Address Address Line 2	Suite 102 Las Vegas
Entity Address City Or Town	NV
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89148
City Area Code	949
Local Phone Number	872-1965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false